Net sales	12 Months Ended
Jun. 30, 2021
Net sales
Net sales

8.    Net sales

Mytheresa Group earns revenues worldwide through its online operations, while all revenue associated with the two retail stores is earned in Germany. Geographic location of online revenue is determined based on the location of delivery. The following table provides Mytheresa Group’s net sales by geographic location:

	Year ended June 30,
(in € thousands)	2019	2020	2021
Germany	84,534	88,866	115,334
United States	38,559	46,328	77,596
Europe (excluding Germany)(1)	141,951	178,747	253,700
Rest of the world(1)	114,042	135,546	165,466
	379,086	449,487	612,096
(1)	No individual country other than Germany and the United States accounted for more than 10% of net sales.

Substantially all amounts classified within net sales are derived from the sale of luxury goods. No single customer accounted for more than 10% of Mytheresa Group’s net sales in any of the periods presented. Substantially, all long-lived assets are located in Germany.

Net sales recognized from contract liabilities were €4,013 thousand in fiscal 2021 (2020: €3,141 thousand , 2019: €1,627 thousand).